Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EPB 012 [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Employee Benefit Plan, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 13.4	$ 14.2
Employee Benefit Plan, Receivable for Investment Income	$ 3.4	$ 3.5